AKIN GUMP

STRAUSS HAUER & FELD LLP

Attorneys at Law

ALEX FRUTOS

214-969-2848/fax: 214-969-4343

afrutos@akingump.com

August 2, 2005

Securities and Exchange Commission

100 F Street, NE

Mail Stop 7010

Washington, D.C. 20549

Attn:	H. Roger Schwall
Melinda Kramer
Mail Stop 7010

Re:	Bronco Drilling Company, Inc.
Registration Statement on Form S-1, filed on July 14, 2005
File No. 333-125405

Dear Mr. Schwall and Ms. Kramer:

On behalf of Bronco Drilling Company, Inc., a Delaware corporation (the “Company”), we enclose for filing under the Securities Act of 1933, as amended (the “Securities Act”), and the applicable rules and regulations under the Securities Act, Amendment No. 2 (the “Amendment”) to the Registration Statement on Form S-3, File No. 333-125405, filed on June 1, 2005, as amended by Amendment No. 1, filed on July 14, 2005 (the “Registration Statement”).

The Registration Statement has been amended to reflect responses to the comments received from the Securities and Exchange Commission Staff (the “Staff”) set forth in the Staff’s comment letter, dated July 28, 2005 (the “Comment Letter”), relating to the Registration Statement. For your convenience, each response is preceded by the Staff’s comment to which the response relates.

General

1.	Comment: We note your response to prior comment 2. However, you have not yet filed all applicable exhibits. As such, we reissue prior comment 2 as it relates to your filing of all required exhibits, including the opinion of counsel regarding legality and the executed agreement between the company and Gulfport dated April 1, 2005. In that regard, we note you have filed a Form of Agreement.

Response: The Company notes the Staff’s comment and has filed all exhibits omitted from the prior filings.

1700 Pacific Avenue, Suite 4100 / Dallas, Texas 75201-4675 / 214.969.2800 / fax: 214.969.4343 / akingump.com

AKIN GUMP

STRAUSS HAUER & FELD LLP

Attorneys at Law

Securities and Exchange Commission

August 2, 2005

2.	Comment: We note your response to prior comment 3. However, your revisions have not materially changed the sentence to which [we] referred in our prior comment. As such, we reissue prior comment 3 as it relates to the information included in the fifth sentence on page i. Please revise accordingly.

Response: Based upon telephone conversations with the Staff on Thursday and Friday of last week, further revisions have been made to the paragraph on page i in response to the Staff’s comment.

3.	Comment: We note your reference on the prospectus cover page to “Joint Book-Running Managers.” However, this information is not required by Item 501 of Regulation S-K, is not material to an investment decision and is more appropriate under the heading “Plan of Distribution.” In the alternative, you may include this reference on the back cover page of the prospectus. Please revise accordingly.

Response: In response to the Staff’s comment, the Company has revised the prospectus cover page to eliminate the reference to “Joint Book-Running Managers.”

Overview

4.	Comment: We note your response to prior comment 6. In regards to the chart available for a “cash fee,” you should not include references to reports or studies that are not available free of charge or for a nominal fee. As such, provide us with objective, supplemental support that meets this criteria or remove the information from your registration statement.

Response: In response to the Staff’s comment, the chart and references to the chart have been deleted from the Registration Statement.

Competitive Strengths

5.	Comment: We note your changes in response to prior comment 7. Relocate the information added on page 8 in the section entitled “Risk Factors” to follow the “Competitive Strengths” section to provide more balanced disclosure.

Response: In response to the Staff’s comment, the Company has relocated the information entitled “Risk Factors” added to the Summary section in the prior filing to follow the “Our Strengths” section under the heading “Our Challenges.”

AKIN GUMP

STRAUSS HAUER & FELD LLP

Attorneys at Law

Securities and Exchange Commission

August 2, 2005

Management’s Discussion and Analysis

6.	Comment: We note your disclosure stating that you “…earn a fixed amount of revenue based on the mobilization rate stated in the contract” during mobilization, and that you begin earning your contracted daywork rate when you begin drilling the well. However, your disclosure on page F-6 states that mobilization revenues and costs are “deferred and recognized over the term of the related drilling contract.”

It would be helpful for you to further clarify whether this term encompasses periods of mobilization when you are not drilling. If so, please further define the period of deferral, relative to the incurrence of mobilization costs, and the recognition of revenues, whether characterized as mobilization or drilling.

It should be clear whether you are recognizing mobilization revenues prior to the commencement of drilling activities, and whether different policies are applied during periods of mobilization under your daywork and footage contracts. If this is the case, provide us with a thorough discussion of your rationale.

Response: The Company advises the Staff that all revenue and costs, including mobilization, are recognized over the days of actual drilling of the related drilling contract. Recognition of these revenues and costs does not begin until the Company spuds (begins) the well. The same policy is applied to daywork and footage contracts. In response to the Staff’s comment, the Company has revised its disclosure under “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Critical Accounting Policies and Estimates” to clarify the period of recognition.

Liquidity and Capital Resources

7.	Comment: We note your changes in response to prior comment 25. Further expand your disclosure on page 38 to state whether you are currently in compliance with these “customary financial and negative covenants.”

Response: In response to the Staff’s comment, the Company has expanded its disclosure to state that the Company is in compliance with its covenants under the line of credit.

8.	Comment: We refer you to the carryover paragraph from page 38 to 39. If material, briefly identify, or provide a cross-reference to, the “limited exceptions” to which you refer.

AKIN GUMP

STRAUSS HAUER & FELD LLP

Attorneys at Law

Securities and Exchange Commission

August 2, 2005

Response: The limited exceptions language refers to delays that may result from a force majeure event. The reference to force majeure was omitted in conformity with the “plain English” requirements.

Business

Facilities

9.	Comment: We note your changes in response to prior comment 31. If material, include the costs of the leases included in the bulleted list on page 58.

Response: The Company notes the Staff’s comment and did not include the costs of these leases in the bulleted list because they are not material. The Company also confirms that these lease amounts are included in the “Contractual and Commercial Commitments” table appearing on page 39 of the Amendment.

Governmental Regulation

10.	Comment: We note your response to prior comment 32. However, your current disclosure does not state the costs involved in obtaining permits, the expiration dates of those permits, and whether you are in substantial compliance with all environmental regulations. In that regard, we note your statement that you “may require the acquisition of permits before drilling commences.” However, such disclosure is not tailored to your particular circumstances. You should briefly describe each regulation to which you are subject and the impact on your operations. Therefore, we reissue prior comment 32 in its entirety.

Response: Historically, the Company has not been required to obtain environmental or other permits prior to drilling a well. Instead, the operator of the oil and gas property has been obligated to obtain all necessary permits at its own expense. Only after these permits have been obtained by the operator and presented to the Company does the Company commence drilling operations on behalf of that operator. While the Company is not required to obtain drilling permits, it does remain subject to applicable environmental laws in connection with its drilling operations. The applicable environmental laws are described under the caption “Governmental Regulation.” In response to the Staff’s comment, the disclosure under that caption has been revised to clarify the above points and delete the language indicating that the Company is required to obtain permits prior to drilling. In addition, disclosure has been added stating that the

AKIN GUMP

STRAUSS HAUER & FELD LLP

Attorneys at Law

Securities and Exchange Commission

August 2, 2005

Company is in substantial compliance with applicable environmental rules and regulations.

Management

11.	Comment: We note your biographical sketches for Messrs. Thompson and Lancaster. Revise these sketches to provide their business experience for the past five years, without gaps or ambiguities, and include date ranges.

Response: In response to the Staff’s comment, the Company has revised the biographical sketches for Messrs. Thompson and Lancaster.

Underwriting

12.	Comment: We note your response to prior comment 37. Include the information in your response letter in your amended registration statement.

Response: In response to the Staff’s comment, the Company has revised the “Underwriting” section to disclose that the underwriters have advised the Company that they do not have any present intent to release the lock-ups early.

Financial Statements

Revenue Recognition

13.	Comment: We have read the disclosure revisions you made in response to prior comment 44, clarifying that in calculating the percentage of completion you include mobilization costs incurred prior to the commencement of drilling, although you also state that revenues and costs are recognized “…proportionately over the time it takes to drill the well.”

The policy you describe would seem to result in disproportionate levels of revenues and costs recognized in the early stages of drilling, relative to a measure based on drilling time alone. Under paragraph 50 of SOP 81-1, costs incurred in the early stages of a contract should ordinarily be disregarded in computing the percentage of completion when the costs do not relate to contract performance. Given that you are contracting to provide drilling services, mobilization costs would seem to fall into this category.

Please submit a schedule comparing the revenues and costs recognized in each period for all contract drilling services involving mobilization, segregated by daywork and footage

AKIN GUMP

STRAUSS HAUER & FELD LLP

Attorneys at Law

Securities and Exchange Commission

August 2, 2005

contracts, with those that would have resulted had you excluded mobilization costs in calculating your percentage of completion, and limited recognition of revenue to periods of actual drilling, for each period presented. Reconcile the totals in your schedule to the corresponding amounts shown in your financial statements.

Response: The Company advises the Staff that it only utilizes the percentage of completion accounting methodology for footage contracts and does not utilize this accounting methodology for daywork contracts. Since its inception, the Company has historically drilled very few wells pursuant to footage contracts, and thus the impact of utilizing percentage of completion accounting for mobilization costs on the Company’s financial statements is minimal. The Company has reviewed all of its footage contracts since inception and only noted three footage contracts that were in process at the end of any reporting period presented in the Registration Statement. If the Company excluded mobilization costs from the percentage of completion calculation on these contracts and recognized deferred mobilization costs over the days of drilling, it would result in only a $1,607 increase in the 2003 net loss from $1,550,027 to $1,551,634 and a corresponding decrease in the 2004 net loss. This would be the primary impact on the financial statements included in the Registration Statement as there were no footage contracts in process at the end of the 2004 and 2005 reporting periods.

A reconciliation between reported amounts in the affected financial statement line items is included on Schedule A attached hereto.

The Company advises the Staff that mobilization revenue and expenses on all daywork contracts have historically been deferred and recognized over the days of drilling on a straight-line basis. Since there is no computed difference, daywork wells in progress are excluded from the attached schedule.

Since there is virtually no difference between the deferral recognition of mobilization costs in the Company’s financial statements and deferral recognition based on the days of actual drilling on footage contracts, in the Amendment the Company has revised its accounting policy to indicate that mobilization costs are now recognized over the days of actual drilling.

AKIN GUMP

STRAUSS HAUER & FELD LLP

Attorneys at Law

Securities and Exchange Commission

August 2, 2005

If you have any questions with respect to the foregoing, please call Seth Molay at (214) 969-4780 or the undersigned at (214) 969-2848.

Sincerely,

/s/ Alex Frutos

Alex Frutos

Enclosures

cc:	D. Frank Harrison, w/encls.
Chief Executive Officer

Zachary M. Graves, w/encls.
Chief Financial Officer